Port Street Quality Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 65.0%	Shares	Value
Communication Services - 11.6%
Alphabet, Inc. - Class A	42,992	$13,456,496
Walt Disney Co.	59,845	6,808,566
		20,265,062

Consumer Discretionary - 3.5%
Home Depot, Inc.	8,306	2,858,095
Starbucks Corp.	38,200	3,216,822
		6,074,917

Consumer Staples - 6.8%
PepsiCo, Inc.	13,354	1,916,566
Procter & Gamble Co.	15,700	2,249,967
Unilever PLC - ADR	117,960	7,714,584
		11,881,117

Financials - 6.4%
Berkshire Hathaway, Inc. - Class B (a)	16,889	8,489,256
Visa, Inc. - Class A	7,733	2,712,040
		11,201,296

Health Care - 17.2%
Eli Lilly & Co.	3,393	3,646,389
Johnson & Johnson	28,800	5,960,160
Medtronic PLC	83,200	7,992,192
Novo Nordisk - ADR	110,441	5,619,238
Roche Holding AG - ADR	130,352	6,722,253
		29,940,232

Industrials - 7.1%
CH Robinson Worldwide, Inc.	23,251	3,737,831
General Dynamics Corp.	15,006	5,051,920
RTX Corp.	19,876	3,645,258
		12,435,009

Information Technology - 12.4%
Accenture PLC - Class A	11,262	3,021,595
ASML Holding NV	4,809	5,144,957
Microsoft Corp.	19,504	9,432,524
Oracle Corp.	20,667	4,028,205
		21,627,281
TOTAL COMMON STOCKS (Cost $60,196,850)		113,424,914

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 31.0%	Par	Value
3.80%, 01/22/2026 (b)	20,000,000	19,960,519
3.80%, 02/24/2026 (b)	17,500,000	17,409,053
3.63%, 03/26/2026 (b)	17,000,000	16,862,362
TOTAL U.S. TREASURY BILLS (Cost $54,215,019)		54,231,934

TOTAL INVESTMENTS - 96.0% (Cost $114,411,869)		167,656,848
Other Assets in Excess of Liabilities - 4.0%		6,901,111
TOTAL NET ASSETS - 100.0%		$174,557,959

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt AG – Aktiengesellschaft NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Port Street Quality Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$113,424,914	$–	$–	$113,424,914
U.S. Treasury Bills	–	54,231,934	–	54,231,934
Total Investments	$113,424,914	$54,231,934	$–	$167,656,848

Refer to the Schedule of Investments for further disaggregation of investment categories.